Dividends - Dividends Yield Ratios (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [abstract]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Dividend per share	₩ 10,000	₩ 10,000	₩ 10,000
Closing price at year-end	₩ 267,000	₩ 224,000	₩ 215,500
Dividend yield ratio	3.75%	4.46%	4.64%